Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,147,000
Previously Paid Amount	0
Total Fee Amount	710.80
Total Offset Amount	0
Net Fee	$ 710.80